Expenses by nature	12 Months Ended
Dec. 31, 2022
Expenses by nature
Expenses by nature
7.	Expenses by nature

	Year ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Cost of inventories and consumables used (Note 17)	148,988	209,833	231,780
Employee benefit expenses (Note 8)	268,986	414,604	487,788
Depreciation on property, plant and equipment (Note 13)	33,466	36,865	50,693
Depreciation on right-of-use assets (Note 14)	18,277	23,821	22,125
Amortization on intangible assets (Note 15)	1,452	2,399	4,606
Loss allowance for trade and other receivables and contract assets	14,843	37,032	59,010
Promotion expenses	131,209	167,298	185,597
Rental, utilities and office expenses	16,347	27,472	25,130
Professional service fees	36,135	88,829	89,817